Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit (loss) for the year	€ 1,287	€ 1,966	€ 661
Remeasurements of employee defined benefit plans (IAS19):
Actuarial gains (losses)	10	(33)	16
Income tax effect	(1)	7	(7)
Re-measurements of employees defined benefit plans, net of tax	9	(26)	9
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method:
Profit (loss)	0	0	0
Income tax effect	0	0	0
Share of other comprehensive income of associates	0	0	0
Total other components that will not be reclassified subsequently to Separate Consolidated Income Statement	9	(26)	9
Available-for-sale financial assets:
Profit (loss) from fair value adjustments	63	46	(4)
Loss (profit) transferred to Separate Consolidated Income Statement	(62)	(37)	(57)
Income tax effect	2	(2)	18
Available-for-sale financial assets, net of tax	3	7	(43)
Hedging instruments:
Profit (loss) from fair value adjustments	(854)	(312)	1,536
Loss (profit) transferred to Separate Consolidated Income Statement	826	(80)	(983)
Income tax effect	(3)	90	(165)
Hedging instruments, net of tax	(31)	(302)	388
Exchange differences on translating foreign operations:
Profit (loss) on translating foreign operations	(830)	852	(2,129)
Loss (profit) on translating foreign operations transferred to Separate Consolidated Income Statement	19	304	(1)
Income tax effect	0	0	0
Exchange differences on translating foreign operations, net of tax	(811)	1,156	(2,130)
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method:
Loss (profit) transferred to Separate Consolidated Income Statement	0	0	0
Profit (loss)	0	0	0
Income tax effect	0	0	0
Share of other comprehensive income (loss) of associates and joint ventures accounted for using the equity method, net of tax	0	0	0
Total other components that will be reclassified subsequently to Separate Consolidated Income Statement	(839)	861	(1,785)
Total other components of the Consolidated Statement of Comprehensive Income	(830)	835	(1,776)
Total comprehensive income (loss) for the year	457	2,801	(1,115)
Attributable to:
Owners of the Parent	527	2,534	(807)
Non-controlling interests	(70)	267	(308)
Total comprehensive income (loss) for the year	€ 457	€ 2,801	€ (1,115)